Income Taxes - Summary of The Expense (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current
Federal			$ 2,970	$ 0
State			885	0
Total current tax			3,855	0
Deferred
Federal			533	0
State			168	0
Total deferred tax			701	0
Provision for income taxes	$ 3,833	$ 0	$ 4,556	$ 0